As filed with the Securities and Exchange Commission on May 30, 2001
                                               Securities Act File No. 333-52000
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                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-14

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933         [X]

                           Pre-Effective Amendment No.

                         Post-Effective Amendment No. 2                      [X]


                               PILGRIM FUNDS TRUST
                           (formerly ING Funds Trust)
               (Exact Name of Registrant as Specified in Charter)


           7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258
               (Address of Principal Executive Offices) (Zip Code)


                                 (800) 992-0180
                  (Registrant's Area Code and Telephone Number)


                                James M. Hennessy
                          ING Pilgrim Investments, LLC
                         7337 East Doubletree Ranch Road
                            Scottsdale, Arizona 85258
                     (Name and Address of Agent for Service)


                                 With copies to:
                             Jeffrey S. Puretz, Esq.
                                     Dechert
                              1775 Eye Street, N.W.
                              Washington, DC 20006

                                   ----------

It is proposed that this filing will become effective immediately upon filing pursuant to Rule 485(b) under the Securities Act of 1933.

                                   ----------

No filing fee is required because an indefinite number of shares have previously been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended.

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
                                EXPLANATORY NOTE

     The purpose of this filing is to file as an exhibit the opinion and consent of counsel supporting the tax matters and consequences to shareholders of the reorganization, as required by Item 16 (12) of Form N-14. Parts A and B to this Registration Statement are incorporated by reference to the definitive Proxy Statement/Prospectus filed on EDGAR on January 30, 2001 (SEC File No.
333-52000), and the definitive Statement of Additional Information filed on EDGAR on January 30, 2001 (SEC File No. 333-52000).

                                     PART C
                                OTHER INFORMATION

ITEM 15. INDEMNIFICATION

     Reference is made to Article IX of Registrant's By-Laws and paragraph 1.11 of the Distribution Agreement.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the "Securities Act") may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant understands that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

     The Registrant is covered under an insurance policy insuring its officers and trustees against liabilities, and certain costs of defending claims against such officers and trustees, to the extent such officers and trustees are not found to have committed conduct constituting willful misfeasance, bad faith, gross negligence or reckless disregard in the performance of their duties. The insurance policy also insures the Registrant against the cost of indemnification payments to officers under certain circumstances.

     Section 12 of the  Management  Agreement  between  Registrant  and Manager,
Section 8 of the Sub-Advisory Agreements and Section 1.11 of the Distribution Agreement between the Registrant and Distributor limit the liability of Manager, the Sub-Advisors and the Distributor to liabilities arising from willful misfeasance, bad faith or gross negligence in the performance of their respective duties or from reckless disregard by them of their respective obligations and duties under the agreements.

     The Registrant hereby undertakes that it will apply the indemnification provisions of its Trust Instrument, By-Laws, Management Agreement and Distribution Agreement in a manner consistent with Release No. 11330 of the Securities and Exchange Commission under the 1940 Act so long as the interpretations of Section 17(h) and 17(i) of such Act remain in effect and are consistently applied.

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ITEM 16. EXHIBITS

(1)  (A)  Declaration of Trust (1)
     (B)  Certificate of Amendment of Declaration of Trust (10)

(2)  Bylaws of Registrant (1)

(3)  Not Applicable

(4)  Form  of  Agreement  and  Plan of  Reorganization  between  Pilgrim  Global
     Technology Fund, Inc. and ING Funds Trust on behalf of ING Global Information Technology Fund (8)

(5) The rights of holders of the securities being registered are set out in Articles II, VII, IX and X of the Declaration of Trust referenced in Exhibit (1) above and in Articles IV, VI and XIII of the By-Laws referenced in Exhibit (2) above.

(6) (A) Management Agreement between the Trust and ING Mutual Funds Management Co. LLC (the "Manager") (7)
     (B) Sub-Advisory Agreement between the Manager and Baring Asset Management, Inc. (7)
     (C) Sub-Advisory Agreement between the Manager and Baring International Investment Limited (7)
     (D)  Sub-Advisory Agreement between the Manager and Baring Asset Management
          (Asia) Limited (7)
     (E) Sub-Advisory Agreement between the Manager and ING Investment Management Advisors B.V. (7)
     (F) Sub-Advisory Agreement between the Manager and ING Investment Management LLC (7)
     (G) Sub-Advisory Agreement between the Manager and Furman Selz Capital Management LLC (7)
     (H) Sub-Advisory Agreement between the Manager and Furman Selz Capital Management LLC on behalf of Delta Asset Management (7)
     (I) Sub-Advisory Agreement between the Manager and CRA Real Estate Securities, L.P. (7)
     (J) First Amendment to Sub-Advisory Agreement between the Manager and ING Investment Management Advisors B.V. (7)

(7) (A) Form of Underwriting Agreement between Registrant and ING Pilgrim Securities, Inc. (7)
     (B)  Form of Financial Institution Selling Group Agreement (7)
     (C)  Form of Selling Group Agreement (7)
     (D) Distribution Agreement between the Trust and ING Pilgrim Securities, Inc. (7)

(8)  None

(9) (A) Form of Custodian Agreement between Registrant and State Street Bank and Trust Company, with respect to the Registrants U.S. Funds (7)
     (B) Form of Custodian Agreement between Registrant and Brown Brothers Harriman & Co., with respect to the Registrants Global and International Funds (7)
     (C) Form of Amendment to the Custodian Agreement between Registrant and Brown Brothers Harriman & Co. (7)
     (D) Form of Appendix A to Custodian Agreement between Registrant and Brown Brothers Harriman & Co. (7)
     (E) Form of Appendix B to Custodian Agreement between Registrant and Brown Brothers Harriman & Co. (7)
     (F) Form of Appendix C to Custodian Agreement between Registrant and Brown Brothers Harriman & Co. (7)

(10) (A) Rule 12b-1 Distribution Plan and Agreement with respect to Class A Shares (7)
     (B) Rule 12b-1 Distribution Plan and Agreement with respect to Class B, Class C and Class X Shares (7)
     (C)  Amended and Restated Rule 18f-3 Plan (7)

(11) Opinion and Consent of Counsel to the Trust (8)

(12) (A) Opinion of Counsel supporting tax matters and consequences filed herewith
     (B)  Consent of Counsel filed herewith

(13) (A)  Form of Service Agreement (7)
     (B) Fund Services Agreement between Registrant and ING Fund Services Co. LLC (2)
     (C) Form of Recordkeeping Agreement with State Street Bank and Trust Company (7)
     (D)  Amended and Restated Shareholder Servicing Plan (7)
     (E)  Form of Administration Agreement (7)
     (F)  Form of Expense Limitation Agreement (10)

(14) (A)  Consent of PricewaterhouseCoopers LLP (9)
     (B)  Consent of Ernst & Young LLP (9)

(15) Not Applicable

(16) Powers of Attorney (7)

(17) Not Applicable

----------
(1) Filed as an exhibit to Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A filed electronically on October 28, 1998, and incorporated herein by reference.
(2) Filed as an exhibit to Post-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A filed electronically on April 15, 1999, and incorporated herein by reference.
(3) Filed as an exhibit to Post-Effective Amendment No. 2 to Registrant's Registration Statement on Form N-1A filed electronically on November 30, 1999, and incorporated herein by reference.
(4) Previously filed in Registrant's N-30D on December 29, 1999, and incorporated herein by reference.
(5) Previously filed in Registrant's N-30D's on July 7, 2000, and incorporated herein by reference.
(6) Filed as an exhibit to Post-Effective Amendment No. 5 to Registrant's Registration Statement on Form N-1A filed electronically on September 7, 2000, and incorporated herein by reference.
(7) Filed as an exhibit to Post-Effective Amendment No. 6 to Registrant's Registration Statement on Form N-1A filed electronically on November 6, 2000, and incorporated herein by reference.

(8) Filed as an exhibit to Registrant's Registration Statement on Form N-14 filed electronically on December 15, 2000, and incorporated herein by reference.
(9) Filed as an exhibit to Post-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-14 filed electronically on January 19, 2001, and incorporated herein by reference.
(10) Filed as an exhibit to Post-Effective Amendment No. 8 to Registrant's Registration Statement on Form N-1A filed electronically on March 1, 2001, and incorporated herein by reference.

ITEM 17. UNDERTAKINGS

     (1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act 17 CFR 230.145(c), the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

     (2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, as amended, the Registrant certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment No. 2 to its Registration Statement on Form N-14 pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 2 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Scottsdale and State of Arizona on the 30th day of May, 2001.

                                        PILGRIM FUNDS TRUST


                                        By: /s/ Kimberly A. Anderson
                                            ------------------------------------
                                            Kimberly A. Anderson
                                            Vice President & Secretary

     Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

          Signature                         Title                       Date
          ---------                         -----                       ----


/s/ John G. Turner                 Trustee and Chairman             May 30, 2001
------------------------------
John G. Turner


/s/ James M. Hennessy              President and Chief              May 30, 2001
------------------------------     Executive Officer
James M. Hennessy


/s/ Michael J. Roland              Senior Vice President and
------------------------------     Principal Financial Officer      May 30, 2001
Michael J. Roland

                                   Trustee                          May 30, 2001
------------------------------
Paul S. Doherty


/s/ Alan L. Gosule                 Trustee                          May 30, 2001
------------------------------
Alan L. Gosule


/s/ Walter H. May, Jr.             Trustee                          May 30, 2001
------------------------------
Walter H. May, Jr.


/s/ Thomas J. McInerney            Trustee                          May 30, 2001
------------------------------
Thomas J. McInerney

/s/ Jock Patton                    Trustee                          May 30, 2001
------------------------------
Jock Patton


/s/ David W.C. Putnam              Trustee                          May 30, 2001
------------------------------
David W.C. Putnam


/s/ Blaine E. Rieke                Trustee                          May 30, 2001
------------------------------
Blaine E. Rieke

                                   Trustee                          May 30, 2001
------------------------------
Richard A. Wedemeyer


* By: /s/ James M. Hennessy
      -----------------------------
      James M. Hennessy
      Attorney-in-Fact**

                                  EXHIBIT INDEX

     (12)(A)   Opinion of Counsel supporting tax matters and consequences
         (B)   Consent of Counsel